Taxation - Disclosure of movement in net deferred tax liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liability, beginning of period	$ (913)	$ 5,190
Exchange adjustments	9	55
Charge (credit) for the year in the income statement	1,794	(6,304)	$ (1,284)
Charge for the year in other comprehensive income	1,302	48
Charge for the year in equity	170	154
Acquisitions and disposals	8	(56)
Net deferred tax liability, end of period	$ 2,370	$ (913)	$ 5,190